Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of capital commitments

The following table shows the Company’s capital commitments for the year ended December 31, 2021.

	Year ended Dec 31, 2021	Year ended Dec 31, 2020
	(Audited)	(Audited)
Property, plant and equipment	$536,685	$-
Intangible assets - launch service	$40,418	$-
	$577,103	$-

Schedule of capital commitments

The following table shows changes in the Company’s capital commitments for June 30, 2022 and December 31, 2021.

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Property, plant and equipment	$14,426	$536,685
Intangible assets –– launch service	$-	$40,418
	$14,426	$577,103